Trade and other receivables - Additional Information (Details) - COP ($) $ in Millions	1 Months Ended	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Aug. 31, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2023	Sep. 30, 2022	Dec. 31, 2023	Dec. 31, 2022
Trade and other receivables
Contribution from Ministry of Finance and Public Credit							$ 26,346,530	$ 18,262,487
Isa
Trade and other receivables
Gross accounts receivable			$ 2,481,530		$ 2,279,637		2,279,637	2,481,530
Provision for expected losses, included in provision line for expected credit losses			475,936		407,567		407,567	475,936
Net book value of accounts receivable included in others			2,005,594		1,872,070		$ 1,872,070	$ 2,005,594
Ecopetrol
Trade and other receivables
Contribution from Ministry of Finance and Public Credit		$ 2,876,149	6,788,385	$ 4,639,779	$ 21,576,179
Reficar
Trade and other receivables
Contribution from Ministry of Finance and Public Credit	$ 1,894,202		$ 6,114,489			$ 719,834